DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2024
DISTRIBUTABLE NET PROFIT AND EARNINGS PER SHARE [Abstract]
Disclosure of earnings per share [text block]
NOTE 26. DISTRIBUTABLE NET Profit AND EARNINGS PER SHARE

Distributable net profit

As a general policy, the Board of Directors of Arauco agreed that the net profit to be distributed as dividend is determined based on
realized net gains/(losses) of any relevant variations in the value of unrealized assets and liabilities, which are excluded from the calculation of net profit during the period such changes are made.

As a result of the foregoing, for purposes of determining the distributable net profit of the Company, which is the same considered for calculating the minimum dividend required and additional dividend, the following unrealized gains/losses are excluded from the net profit for the year:

1)
Unrealized gains/losses relating to the fair value recorded for forestry assets under IAS 41, adding them back to distributable net profit when they are realized through sale or disposed of by other means.

2)	Those generated through the acquisition of entities. These results will be added back to net profit when they are realized through sale.

The deferred taxes associated with the amounts described in 1) and 2) above are also excluded.

As of December 31, 2022 Arauco in its financial statements recognized the balance of minimum dividend provision of the parent company for ThU.S.$ 186,903 (125,012 as of December 31, 2021). In December 2022 Arauco paid a provisional dividend for ThU.S.$ 183,971 (ThU.S.$ 271,000 as of November of 2021) decreasing the minimum dividend provision.

In 2023, the amount of ThU.S.$ 92,719 presented in the consolidated statement of changes in equity was approved and distributed, corresponding to an additional and extraordinary dividend of 10% to be paid for the profits of the parent company of 2022.

The policy currently in force, provides that an amount equivalent to 30% of the distributable net income for year 2024, 2025 y 2026 will be distributed. For subsequent years, an amount equivalent to 40% of the distributable net income of each year would be distributed. Nevertheless, the Board of Directors may decide to distribute and pay dividends to the shareholders, to the extent that it expects the year to finalize with positive results and that the Company’s liquidity allows such distribution and payment.

The following table details the adjustments made for the determination of distributable net profit as of December 31, 2024, 2023 and 2022:

	Distributable net profit
	12-31-2023 ThU.S.$	12-31-2023 ThU.S.$	12-31-2022 ThU.S.$
Net profit (loss) attributable to parent company	476,470	(358,560)	704,480
Adjustments:
Biological assets
Unrealized gains (losses)	(159,021)	(264,477)	(12,933)
Realized gains (losses)	473,796	394,179	327,268
Deferred income taxes	(102,297)	(37,394)	(91,629)
Biological assets (net)	212,478	92,308	222,706
Distributable net profit (loss)	688,948	(266,252)	927,186

Basic and diluted earnings per share

Basic and diluted earnings per share are calculated by dividing the profit or loss attributable to ordinary equity holders of parent by the weighted average number of ordinary shares outstanding. Arauco does not have any shares with potential dilutive effect.

	January-December
	2024	2023	2022
	ThU.S.$	ThU.S.$	ThU.S.$
Profit or loss attributable to ordinary equity holder of parent	476,470	(358,560)	704,480
Weighted average of number of shares	121,422,850	120,474,350	120,474,350
Basic and diluted earnings (loss) per share (in U.S.$ per share)	3.9240555	(2.9762352)	5.8475518